SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SHARE-BASED COMPENSATION

a.	In June 2006, the Company’s board of directors approved a stock options plan (the “2006 plan”) for employees and consultants. The Company had reserved 2,434,830 ordinary shares for issuance under the plan. The Company’s Board of Directors selected the capital gains tax track for options granted to the Company’s Israeli employees.

In accordance with the track chosen by the company and pursuant to the terms thereof, the company is not allowed to claim, as an expense for tax purposes, the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the company’s accounts, in respect of options granted to employees under the Plan - with the exception of the work-income benefit component, if any, determined on the grant date.

b.	Each option of the 2006 plan can be exercised to purchase one ordinary share of USD 0.0001 par value of the Shell. Upon exercise of the option and issuance of ordinary shares, the ordinary shares issued will confer the holders the same rights as the other ordinary shares. The exercise price and the vesting period of the options granted under the plans were determined by the Board of Directors at the time of the grant. Any option not exercised within 10 years from the date of grant will expire, unless extended by the Board of Directors.

c.	In 2006, the Company’s board of directors approved an increase of 2,434,830 in the number of ordinary shares reserved for purpose of grants under the Company's share option plans.

d.	In 2007, the Company’s board of directors approved an additional increase of 4,869,660 in the number of ordinary shares reserved for purpose of grants under the Company's share option plans.

As of December 31, 2010 the Company's board of directors approved the grant of additional 610,347 options to employees and consultants of the company. The options agreements for those grants were not yet signed and therefore were not granted.

e.	As of December 31, 2010, the Company had reserved 9,739,320 ordinary shares for issuance under the plans. The following table summarizes information about share options:

	2010		2009
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise Price
Outstanding - beginning of year	5,797,338	$0.36	5,829,308	$0.28
Granted	2,864,983	0.84	585,017	0.96
Forfeited	(462,618)	0.65	(158,264)	0.85
Exercised during the period	—	—	(458,722)	—
Outstanding - end of year	8,199,703	$0.52	5,797,339	$0.36
Exercisable at the end of the year	6,840,119	$0.51	4,474,073	$0.16

The following table provides additional information about all options outstanding and exercisable:

	Outstanding as of December 31
	2010			2009
Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable
0-0.01	3,943,125	6.79	3,203,546	3,318,186	7.10	3,206,590
0.1	52,755	7	52,755	52,755	8.00	52,755
1.49	205,013	5.78	205,013	205,013	6.78	205,013
1.53	467,000	5.4	467,000	467,000	6.40	467,000
3.67	108,350	6	108,350	108,350	7.00	108,350
8	584,359	7.25	584,359	584,359	8.25	—
10	2,783,912	8.87	2,165,733	1,006,486	7.49	388,306
12.5	40,581	6.83	40,581	40,581	7.83	40,581
14	14,608	8	12,782	14,609	9.00	5,478
	8,199,703	7.42	6,840,119	5,797,339	7.23	4,474,073

The weighted average of the remaining contractual life of total vested and exercisable options for the years ended December 31, 2010 and 2009 is 7.04 and 6.65 years, respectively.

Aggregate intrinsic value of the total outstanding options as of December 31, 2010 and 2009 is $5,854 thousands and $5,084 thousands respectively. The aggregate intrinsic value of the total exercisable options as of December 31, 2010 and 2009 is $4,942 thousands and $4,802 thousands, respectively.

The total intrinsic value of options exercised during the year ended December 31, 2009 was $565 thousand respectively. No options were exercised during the year ended December 31, 2010.

The total cash received from employees as a result of employee stock option exercises for the years ended December 31, 2009 was less than $1 thousands.

The weighted average fair value of options granted was approximately $0.82 and $0.96 for the years ended December 31, 2010 and 2009, respectively. The weighted average fair value of options granted was estimated by using the Black-Scholes option-pricing model.

f.	The following table sets forth the assumptions that were used in determining the fair value of options granted to employees for the years ended December 31, 2010 and 2009:

	Year ended December 31
	2010	2009

Expected life	5.25-6 years	5.54-6 years
Risk-free interest rates	1.93%-2.69%	1.7%-2.49%
Volatility	79%-80%	75%-79%
Dividend yield	0%	0%

The following table sets forth the assumptions that were used in determining the fair value of options granted to non-employees for the years ended December 31, 2010 and 2009:

	Year ended December 31
	2010	2009

Expected life	9.7-10 years	9-10 years
Risk-free interest rates	2.65%-3.01%	3.4%-3.59%
Volatility	87%	86%-91%
Dividend yield	0%	0%

The expected term for most of the options granted was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods (for non-employees the expected term is equal to the option’s contractual life). The Company continued to use the simplified method in 2010 as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The expected term for options granted that do not meet the conditions of the simplified method was determined according to management's best estimates. The Company estimates its forfeiture rate based on its employment termination history, and will continue to evaluate the adequacy of the forfeiture rate based on analysis of employee turnover behavior, and other factors (for non-employees the forfeiture rate is nil). The annual risk free rates are based on the yield rates of zero coupon non-index linked U.S. Federal Reserve treasury bonds as both the exercise price and the share price are in U.S. Dollar terms. The Company’s expected volatility is derived from historical volatilities of companies in comparable stages as well as companies in the industry. Each Company’s historical volatility is weighted based on certain factors and combined to produce a single volatility factor used by the Company.

g.	As of December 31, 2010, the total unrecognized compensation cost on employee and non employee stock options, related to unvested stock-based compensation amounted to approximately $659 thousands and $49 thousands, respectively. This cost is expected to be recognized over a weighted-average period of approximately 0.84 and 0.73 years, respectively. This expected cost does not include the impact of any future stock-based compensation awards.

The following table summarizes the allocation of total share-based compensation expense in the Consolidated Statements of Operations:

	Year ended December 31
	2010	2009
	($ in thousands)

Cost of revenues	$160	$49
Research and development	536	356
Sales and marketing	55	92
General and administrative	869	65
	$1,620	$562